Leases - Summary of the effect on consolidated balance sheet as a result of ASC 842 (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Assets [Abstract]
Prepayments and other current assets	¥ 678,089	$ 93,513	¥ 424,918	$ 58,598	¥ 240,647	¥ 247,411
Operating lease right-of-use assets	121,305	16,729	99,652	13,743	95,108
Liabilities [Abstract]
Operating lease liabilities, current	(30,189)	(4,163)	(31,110)	(4,290)	(42,094)
Operating lease liabilities, non-current	¥ (108,311)	$ (14,937)	¥ (68,768)	$ (9,484)	¥ (46,250)
Adjustments due to adoption of ASC 842
Assets [Abstract]
Prepayments and other current assets						(6,764)
Operating lease right-of-use assets						95,108
Liabilities [Abstract]
Operating lease liabilities, current						(42,094)
Operating lease liabilities, non-current						¥ (46,250)